SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Revision of previously announced unaudited financial statements for the year ended December 31, 2018

The Group revised its unaudited consolidated balance sheets as previously announced through press release filed on Form 6-K in March 2019, to reflect classification adjustments (“Classification Adjustments”) of short-term Funding Debts and long-term Funding Debts as of December 31, 2018. The Classification Adjustments had no impact on the Group’s results of operations and cash flows for the year ended December 31, 2018, or the line items of the Consolidated Balance Sheets other than short-term Funding Debts and Long-term Funding Debts as of December 31, 2018. This revision was not material to the previously announced unaudited financial statements taken as a whole based on assessment under relevant guidance.

The impact of the Classification Adjustments on the line items within the Group’s Consolidated Balance Sheets as of December 31, 2018 is as follows:

	As of December 31, 2018
	As previously announced in
	press release	Revision	As revised
	(RMB in thousands)
Short-term Funding debts	4,393,834	252,207	4,646,041
Long-term Funding debts	410,094	(252,207)	157,887

Basis of consolidation

(b)   Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE Companies (excluding the consolidated Trusts and asset-backed securitized debts as discussed in Note 2 (f))

a.           Contractual Agreements with VIEs

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Company’s relevant PRC subsidiaries entered into with the VIEs and their nominee shareholders. Through the Contractual Agreements, the VIEs are effectively controlled by the Company.

Exclusive Option Agreements.  Pursuant to the Exclusive Option Agreements, the nominee shareholders of the VIEs have irrevocably granted the Group’s relevant PRC subsidiaries an exclusive option to purchase all or part of their respective equity interests in the VIEs. The purchase price shall be the lowest price permitted by law. Without prior written consent of the Group’s relevant PRC subsidiaries, the VIEs shall not, among other things, amend their articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on their assets and equity interests in VIEs, business or revenue, enter into any material contract outside the ordinary course of business, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on their business. These agreements will remain effective until the Group’s relevant PRC subsidiaries and/or any third party designated by the Group’s relevant PRC subsidiaries have acquired all equity interests of the VIEs from their respective nominee shareholders.

Power of Attorney.  Pursuant to the Power of Attorney, each nominee shareholder of the VIEs irrevocably authorizes the Group’s relevant PRC subsidiaries to act as its attorney-in-fact to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interests in the VIEs, including but not limited to, the right to attend shareholder meetings on behalf of such shareholder, the right to appoint legal representatives, directors, supervisors and chief executive officers and other senior management, and the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The power of attorney is irrevocable and remains in force continuously upon execution.

Exclusive Business Cooperation Agreements.  Pursuant to these Exclusive Business Cooperation Agreements, the Group’s relevant PRC subsidiaries have the exclusive right to provide the VIEs with comprehensive business support, technical support and consulting services. Without prior written consent of the Group’s relevant PRC subsidiaries, the VIEs shall not accept any services covered by these agreements from any third party. The VIEs agree to pay service fees in an amount determined by the Group’s relevant PRC subsidiaries based on respective profits calculated as operating revenue minus operating cost of the VIEs for the relevant period on a yearly basis or other service fees for specific services as required and as otherwise agreed by both parties. The Group’s relevant PRC subsidiaries own the intellectual property rights arising out of the services performed under these agreements. Unless the Group’s relevant PRC subsidiaries terminate these agreements or pursuant to other provisions of these agreements, these agreements will remain effective indefinitely. These agreements can be terminated by the Group’s relevant PRC subsidiaries through a 30-day advance written notice, the VIEs have no right to unilaterally terminate these agreements. The Group’s relevant PRC subsidiaries are entitled to substantially all of the economic benefits of the VIEs.

Loan Agreements.  Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted loans to the relevant nominee shareholders of the VIEs solely for the purpose of providing funds necessary for capital injection into the VIEs to operate their respective businesses. Pursuant to these loan agreements, the nominee shareholders can only repay the loans by the transfer of all their equity interests in the VIEs to the Group’s relevant PRC subsidiaries. The nominee shareholders of the VIEs must pay all of the proceeds from transfer of such equity interests to the Group’s relevant PRC subsidiaries. In the event that the nominee shareholders transfer their equity interests to the Group’s relevant PRC subsidiaries or their designated person(s) with a price equivalent to or less than the amount of the principal, the loans will be interest free. If the price is higher than the amount of the principal, the excess amount will be paid to the Group’s relevant PRC subsidiaries as the loan interest. The loans must be repaid immediately when permitted by PRC laws at the request of the Group’s relevant PRC subsidiaries. Term of both loans is ten years and will be extended automatically for another ten years on each expiration.

Equity Pledge Agreements.  Pursuant to these Equity Pledge Agreements, each nominee shareholder of the VIEs has pledged all of his, her or its respective equity interests in the VIEs to the Group’s relevant PRC subsidiaries to guarantee the performance by such nominee shareholder and the VIEs of their respective obligations under the Exclusive Option Agreements, the Power of Attorney, the Loan Agreements, where applicable, and the Exclusive Business Cooperation Agreements, and any amendment, supplement or restatement to such agreements. If the VIEs or any of their nominee shareholders breach any obligations under these agreements, the Group’s relevant PRC subsidiaries, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the nominee shareholders of the VIEs agrees that before his, her or its obligations under the Contractual Agreements are discharged, he, she or it will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, which may result in the change of the pledged equity that may have adverse effects on the pledgee’s rights under these agreements without the prior written consent of the Group’s relevant PRC subsidiaries. These Equity Pledge Agreements will remain effective until the VIEs and their nominee shareholders discharge all their respective obligations under the Contractual Agreements.

In April 2015, the Contractual Agreements between Beijing Shijiton and Shenzhen Fenqile were restated to reflect the replacement of Tibet Xianfeng Huaxing with its affiliated entity, Tibet Xianfeng Changqing Start-up Investment and Management Co., Ltd. (formerly known as Tibet Xianfeng Management Consultation Co., Ltd.), as a nominee shareholder of Shenzhen Fenqile. In March 2016, the Contractual Agreements between Beijing Shijitong and Shenzhen Fenqile were restated to reflect the 2016 Reorganization. These changes had no impact on the Group’s effective control over Shenzhen Fenqile, and therefore had no impact on the consolidated financial statements.

In March 2017, the Contractual Agreements between Beijing Shijitong and Qianhai Dingsheng were restated to reflect the replacement of the Founding Shareholder with two employees nominee shareholders of Qianhai Dingsheng. In April and May 2017, the Contractual Agreements between Beijing Shijitong and Qianhai Dingsheng were restated to reflect the Loan Agreements entered into between Beijing Shijitong and the nominee shareholders of Qianhai Dingsheng, and Beijing Shijitong and the nominee shareholders of Shenzhen Xinjie, respectively. These changes had no impact on the Group’s effective control over Qianhai Dingsheng and Shenzhen Xinjie, and therefore had no impact on the consolidated financial statements.

b.          Risks in relation to the VIE structure

Under the Contractual Agreements with the VIEs, the Company has the power to direct activities of the VIEs and VIEs’ subsidiaries and can have assets transferred out of the VIEs and VIEs’ subsidiaries. Therefore, the Company considers itself the ultimate primary beneficiary of the VIEs and there is no asset of the VIEs that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries except for registered capitals and PRC statutory reserves of the Group’s consolidated VIEs amounting to RMB3,342.5 million as of December 31, 2018. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses mainly through its VIEs and VIEs’ subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIEs and their respective nominee shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements.

In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which will come into effect on January 1, 2020. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Given that the Foreign Investment Law is new, substantial uncertainties exist with respect to its implementation and interpretation and the possibility that the VIEs will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded.

The Company’s ability to control the VIEs also depends on the power of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Summary of Financial Information of the Group’s VIEs

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the VIEs (including the consolidated Trusts and asset-backed securitized debts) and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated:

	As of December 31,
	2017	2018
	(RMB in thousands)
Total assets	14,453,386	12,113,439
Total liabilities	14,730,440	10,261,397

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Total operating revenue	4,338,686	5,582,189	7,596,896
Net (loss)/income	(89,726)	(7,905)	1,088,805

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Net cash provided by operating activities	360,790	1,652,267	2,158,663
Net cash (used in)/provided by investing activities	(4,351,628)	(4,971,765)	3,783,432
Net cash provided by/(used in) financing activities	4,450,392	3,851,583	(4,540,746)
Net increase in cash and cash equivalents and restricted cash	459,554	532,085	1,401,349
Cash and cash equivalents and restricted cash at beginning of the year	69,146	528,700	1,060,785
Cash and cash equivalents and restricted cash at end of the year	528,700	1,060,785	2,462,134

Use of estimates

(c)   Use of estimates

The preparation of the Group’s consolidated financial statements is in conformity with the U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statement and reported revenues and expenses during the reported periods. Significant accounting estimates include, but are not limited to (i) revenue recognition; (ii) fair value of financial guarantee derivative liabilities; (iii) valuation and recognition of share-based compensation expenses; (iv) provision for income tax and valuation allowance for deferred tax assets; (v) provision for credit losses of financing receivables, contract assets, and service fees receivable; (vi) determination of fair value of long-term investments, (vii) determination of the fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares. Actual results could materially differ from these estimates.

Functional currency and foreign currency translation

(d)   Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong is United States dollars (“US$”) and the functional currencies of the PRC entities in the Group are RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries incorporated in Hong Kong have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments, and are shown as a component of accumulated other comprehensive income/(loss) on the Consolidated Statements of Changes in Shareholders’ (Deficit )/Equity and a component of other comprehensive income/(loss) on the Consolidated Statements of Comprehensive (Loss)/Income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period‑end is recognized in “Others, net” on the Consolidated Statements of Operations.

Foreign currency translation adjustments included in the Group’s Consolidated Statements of Comprehensive (Loss )/Income for the years ended December 31, 2016, 2017 and 2018 were gain of RMB1.9 million, loss of RMB31.9 million, and gain of RMB0.6 million, respectively. Foreign currency exchange gain or loss recorded was immaterial for each of the periods presented.

Convenience translation

(e)   Convenience translation

Translations of balances on the Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive (Loss)/Income and Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Presentation for on- and off-balance sheet loans

(f)   Presentation for on- and off-balance sheet loans

The Group finances the loans with the proceeds from various funding parties, which primarily include: (1) the Individual Investors on Juzi Licai; (2) the Institutional Funding Partners; (3) third-party investors of the consolidated Trusts and asset-backed securitized debts. Depending on the arrangements among the Group, the Borrowers and the funding parties, the underlying loans are accounted for as “on-balance sheet loans” or “off-balance sheet loans”, where applicable.

On‑balance sheet loans

(a)   Loans funded by the Individual Investors on Juzi Licai under the Old Model (as defined hereinafter)or certain Institutional Funding Partners

For loans funded by the proceeds from the Group’s own online investment platform Juzi Licai under the Old Model (as defined hereinafter), which offers the Individual Investors various Investment Programs with different terms and estimated rates of return, or from certain Institutional Funding Partners, the Group’s roles include: (1) collecting the investment principal from the Individual Investors or Institutional Funding Partners and lending the funds to the Borrowers, (2) collecting monthly repayment from the Borrowers and repaying the Individual Investors or Institutional Funding Partners according to the terms (i.e. interest rate and scheduled repayment dates) of respective Investment Programs or agreements (“Investment Agreements”) between the Individual Investors or Institutional Funding Partners and the Group.

The Group noted that the terms of the underlying loan agreements between the Individual Investors or Institutional Funding Partners and the Borrowers (“Underlying Loan Agreements”) do not necessarily match the terms of the Investment Programs or Agreements. The mismatch is mainly due to the fact that some Individual Investors or Institutional Funding Partners may invest in the programs that have shorter investment periods than the terms of the Underlying Loan Agreements. Depending on the types of Investment Programs the Individual Investors choose or the Investment Agreements the Institutional Funding Partners entered into with the Group, the investing periods could be as short as one week and as long as thirty-six months. Pursuant to the Investment Programs or Agreements, the Individual Investors or Institutional Funding Partners agree on a rate of return with the Group which is normally lower than the coupon interest rate stipulated in the Underlying Loan Agreement, given the shorter periods of those Investment Programs or Agreements. The Group considers the terms of the Investment Programs or Agreements, which drive the return of the investments, and concludes the Group has liabilities to the Individual Investors or Institutional Funding Partners when the underlying loans are funded. Accordingly, the Group is considered as the primary obligor to the Individual Investors or Institutional Funding Partners in the lending relationship and therefore records the liabilities to the Individual Investors or Institutional Funding Partners as “Funding Debts” (Note 2(j)) on its Consolidated Balance Sheets. The underlying loans are recorded as “Financing receivables, net” on the Consolidated Balance Sheets.

Quality assurance program on Juzi Licai

In July 2017, the Group established a quality assurance program (“QAP”) with the purposes of providing make-up payments to the Individual Investors on Juzi Licai when the Borrowers fail to satisfy their principal or interest repayment obligations. A portion of each monthly repayment by the Borrower equal to a certain percentage of the outstanding principal balance of the loan was transferred to a third-party custody bank account. The Group reserved the right to revise this percentage upwards or downwards from time to time. The QAP only applied to loans funded by the Individual Investors under the Old Model on or after July 7, 2017.

Considering that the loans covered by the QAP were accounted for as on-balance sheet loans, the Group was obligated to repay the Individual Investors for all amounts of principal and future interests regardless of whether the QAP was implemented or not. The Group determined that there were no additional liabilities to be recognized in addition to the principal and interests due to the Individual Investors recorded as “Funding Debts” (Note 2(j)) and “Accrued interest payable” on its Consolidated Balance Sheets. The quality assurance funds set aside under the QAP through custody bank accounts were recorded as “Restricted cash” on its Consolidated Balance Sheets. The Group applied the same process and methodology to evaluate the creditworthiness and collectability of the loan portfolio covered by the QAP on a pooled basis, mainly based on delinquency levels and historical charge-offs.

(b)   Loans funded by establishment of the consolidated Trusts and issuance of asset-backed securitized debts

The Group establishes business relationships with Trusts from time to time. Pursuant to applicable arrangements, the Group invested in the financing receivables using funds from the consolidated Trusts. The Trusts are administered by third-party trust companies, which act as the trustees, with funds contributed by the Group and/or other third-party investors for the purposes of providing returns to the beneficiary of the Trusts. Since these Trusts only invest in financing receivables generated from the Group’s Platform and APP, the Group has power to direct the activities of the Trusts. The Group has the obligation to absorb losses or the right to receive benefits from the Trusts that could potentially be significant to the Trusts. As a result, the Trusts are considered consolidated VIEs of the Group under Accounting Standards Codification (“ASC”) 810, Consolidation.

The Group created an asset-backed securitization plan (“ABS Plan”) with a final maturity of January 2018 in December 2015 and securitized its financing receivables arising from online direct sales through the transfer of those assets to the ABS Plan. The ABS Plan then issued debt securities to third-party investors and was considered a consolidated VIE under ASC 810, Consolidation.

Therefore, loans funded by the consolidated Trusts and asset-backed securitized debts remain at the Group and are recorded as “Financing receivables, net” on the Consolidated Balance Sheets. The proceeds received from third-party investors of the consolidated Trusts and asset-backed securitized debts are recorded as Funding Debts (Note 2(j)). Cash received via consolidated Trusts that has not yet been distributed is recorded as restricted cash.

Off‑balance sheet loans

(a)   Loans funded by the Individual Investors on Juzi Licai under the New Model (as defined hereinafter)

In late April 2018, the Group made some adjustments to its business model for new loans funded by the Individual Investors on Juzi Licai (the “New Model”, and the “Old Model” refers to the business model of Juzi Licai before such adjustments). Under the New Model, the Group’s roles include: (1) matching the borrowing requests from the Borrowers with the Individual Investors on Juzi Licai, (2) processing monthly repayment from the Borrowers according to the terms of the Underlying Loan Agreements through third-party custodian bank accounts, and (3) providing ongoing management services to the Individual Investors over the terms of respective Investment Programs.

Under the New Model, the Group acts as an intermediary between the Borrower and the Individual Investors. Pursuant to the Underlying Loan Agreement and the Investment Programs, the Individual Investors are entitled to all the interests generated from the underlying loans. Such interests are not generated until the lending relationship has been established between the Borrowers and the Individual Investors, as the lenders, upon entering into the Underlying Loan Agreements. The existing Individual Investor cannot exit from any lending relationship of outstanding loan unless the underlying loan is fully repaid or the outstanding loan principal with the remaining term is successfully re-matched with other Individual Investors. The Group provides ongoing matching and re-matching services to the Individual Investors over the terms of respective Investment Programs while it does not have any obligations to ensure such successful re-matching.

The Group considers the terms of the Underlying Loan Agreements and the Investment Programs under the New Model and concludes that the Group is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record financing receivables arising from these loans nor Funding Debts to the Individual Investors.

Risk safeguard scheme on Juzi Licai

Under the New Model, the Group has ceased offering the QAP for loans funded by the Individual Investors on Juzi Licai. Instead, the Group entered into a cooperation agreement with an independent third-party guarantee company (the “Guarantee Company”), to set up a new investor protection program called the Risk Safeguard Scheme (“RSS”). The purpose of the RSS is to provide make-up payments to the Individual Investors on Juzi Licai when the Borrowers default. The RSS only applies to loans newly funded under the New Model, and requires the Borrowers to contribute to the RSS to protect the Individual Investors. By default, all Borrowers enroll in the RSS when the Underlying Loan Agreements are entered into.

Pursuant to the Underlying Loan Agreement, the Borrower agrees to enroll in the RSS and pay the guarantee fee (the “Guarantee Fee”) into the guarantee fund special account (“Risk Safeguard Fund”) and the relevant guarantee service fees to the Guarantee Company. Accordingly, a certain amount of each monthly repayment from the Borrowers, equal to a certain percentage of the outstanding principal balance of each loan, shall be transferred to the Risk Safeguard Fund. The Group has the discretion in determining the percentage, i.e. the amount of the Guarantee Fee, to be paid by the participating Borrowers. The amount of make-up payments is limited to the available balance of the Risk Safeguard Fund. If the Risk Safeguard Fund become insufficient to pay back all Individual Investors with defaulted loans, these Individual Investors will be repaid on a pro rata basis, and their outstanding unpaid loans will be deferred to the next time the Risk Safeguard Fund are replenished, at which time a distribution will again be made to all Individual Investors with those defaulted loans. The participation of the Risk Safeguard Fund is not refundable, even if there is no default of loans. Therefore, the Group concluded that it is the primary obligor in providing the guarantee services and records its obligations associated with the RSS in accordance with ASC 460, Guarantees as discussed in Note 2(l). The balance of Risk Safeguard Fund is recorded as “Restricted cash” on its Consolidated Balance Sheets.

(b)   Loans funded by certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies

For loans funded by the proceeds from certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies, each underlying loan and Borrower has to be approved by the third-party commercial banks or consumer finance companies individually. Once the loan is approved by and originated by the third-party commercial bank or consumer finance company, the fund is provided by third-party commercial bank or consumer finance company to the Borrower and a lending relationship between the Borrower and third-party commercial bank or consumer finance company is established through a loan agreement. Effectively, the Group offers loan facilitation and matching services to the Borrowers who have credit needs and the commercial banks or consumer finance companies who originate loans directly to Borrowers referred by the Group. The Group continues to provide account maintenance, collection, and payment processing services to the Borrowers over the term of the loan agreement. At the same time, the Group also provides a financial guarantee on the principal and the accrued interest repayment of the defaulted loans in case of Borrowers’ defaults, and full interest repayment under the original terms in the event that Borrowers early repay their loans. Under this scenario, the Group determines that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record financing receivables arising from these loans nor Funding Debts to the third-party commercial banks or consumer finance companies. Separately, the Group accounts for the financial guarantee provided as discussed in Note 2(m).

Measurement of financing receivables

Financing receivables are measured at amortized cost and reported on the Consolidated Balance Sheets at outstanding principal adjusted for any charge-offs, the allowance for credit losses, and net deferred origination fees on originated financing receivables. The Group recognizes interest and financial services income over the terms of the financing receivables using the effective interest rate method. Refer to Note 2(n) for details. For financing receivables initially generated from online sales with installment payment terms on the Group’s Platform or APP, if they are subsequently funded by on-balance sheet loans, the Group considers that the financing receivables are not settled or extinguished, and therefore continues to account for these financing receivables according to the installment payment terms. If the financing receivables are subsequently funded by off-balance sheet loans, the Group considers that these financing receivables are settled and extinguished with the proceeds from the off-balance sheet loans as facilitated by the Group.

Provision for credit losses

(g)   Provision for credit losses

The Group has the following types of financial assets that are subject to credit losses of the customers: financing receivables, contract assets, service fees receivable, and Risk Safeguard Fund receivable.

The Group assesses the creditworthiness and collectability of the portfolios of respective financial assets, mainly based on delinquency levels and historical charge offs of respective underlying on- and off-balance sheet loans, where applicable, using an established systematic process on a pooled basis within each credit risk levels of the Borrowers. The Group considers location, education background, income level, outstanding external borrowings, and external credit references when assigning Borrowers into different credit risk levels. Also, each portfolio of respective financial asset subject to credit losses within each credit risk level consists of individually small amount of on- and off-balance sheet loans. In the consideration of above factors, the Group determines that each portfolio of respective financial asset subject to credit losses within each credit risk level is homogenous with similar credit characteristics.

The Group’s provision for credit losses of financial assets is calculated separately within each credit risk level of the Borrowers, taking into considerations of flexible repayment options of the underlying on- and off-balance sheet loans, where applicable. For each credit risk level, the Group estimates the expected loss rate based on delinquency status of the respective financial assets within that level: current, 1 to 29, 30 to 59, 60 to 89, 90 to 119, 120 to 149, 150 to 179 calendar days past due. These loss rates in each delinquency status are based on average historical loss rates of financial assets subject to credit losses associated with each of the abovementioned delinquency categories. The expected loss rate of the specific delinquency status category within each risk level will be applied to the applicable outstanding balances of respective financial assets within that level to determine the provision for credit losses for each reporting period. In addition, the Group considers other general economic conditions, if any, when determining the provision for credit losses.

Accrued interest receivable

(h)  Accrued interest receivable

Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as interest and financial services income as earned. Financing receivables are placed on non‑accrual status upon reaching 90 days past due. When a financing receivable is placed on non‑accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

Nonaccrual financing receivables and charged-off financing receivables

(i)     Nonaccrual financing receivables and charged‑off financing receivables

The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that it will be unable to collect unpaid principal amount on the receivable, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge‑offs occur after the 180th day of delinquency. Interest and financial services income for nonaccrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. The Group does not resume accrual of interest after a loan has been placed on nonaccrual status.

Funding Debts

(j)    Funding Debts

For the proceeds received from the Individual Investors on Juzi Licai, and other funding partners, including certain Institutional Funding Partners and the third-party investors of the consolidated Trusts, and the issuance of asset backed securitized debts, to fund the Group’s on balance sheet loans, the Group records them as funding debts (“ Funding Debts”) on its Consolidated Balance Sheets.

Accrued interest payable	(k) Accrued interest payable Accrued interest payable is calculated based on the contractual interest rates of Funding Debts.
Risk Safeguard Fund receivable and payable

(l)    Risk Safeguard Fund receivable and payable

For the off-balance sheet loans funded by the Individual Investors on Juzi Licai, the obligations associated with the Risk Safeguard Fund are comprised of two components: (i) ASC 460 component; and (ii) ASC 450 component.

In accordance with ASC 460-10-25-2 and ASC 460-10-30-3, the non-contingent and contingent aspect of the financial guarantee must both be considered at initial measurement. Accordingly, the Risk Safeguard Fund payable is measured at fair value at inception and reduced as the Group is released from the underlying risk, i.e., as the underlying loan is repaid by the Borrower or when the Individual Investor is compensated in the event of a Borrower’s default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The fair value of the guarantee associated with the Risk Safeguard Fund recorded at inception of the loans is estimated using a discounted cash flow model to its expected net payouts from the Risk Safeguard Fund, and also by incorporating a markup margin.

The other component is a contingent liability determined based on historical default rates, representing the obligation to make future payouts from the Risk Safeguard Fund, measured using the guidance in ASC 450, Contingencies. The ASC 450 contingent component considers the actual and expected performance of the loans on a pool basis when estimating the contingent liability.

Subsequent to initial recognition, the Risk Safeguard Fund payable is measured at the greater of the amount determined based on ASC 460 and the amount determined based on ASC 450. ASC 460 does not prescribe a method for subsequently measuring and recording the noncontingent guarantee liability. However, as stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. As the risk is reduced as each monthly payment is made, a systematic and rational amortization method based on when the payments are made may be appropriate. Risk Safeguard Fund payable is recognized by a systematic and rational amortization method, i.e. over the terms of the underlying loans, as “Gain on guarantee liabilities, net” on the Consolidated Statements of Operations. At the end of each reporting period on a portfolio basis, when the aggregate contingent liability required to be recognized under ASC 450 exceeds the balance of Risk Safeguard Fund payable, the Group records the excess against “Gain on guarantee liabilities, net” on its Consolidated Statements of Operations.

Risk Safeguard Fund receivable is recognized and measured at inception at fair value. For loans with original terms greater than 12 months, the Group determines a significant financing component exists in the arrangements. The discount rate, which reflects the credit risk of the customers, was used in adjusting the Risk Safeguard Fund receivable at inception. Interest income resulting from the significant financing component is recorded as “Interest and financial services income” on the Consolidated Statements of Operations.

At each reporting date, the Group assesses whether there is any indicator of impairment to the Risk Safeguard Fund receivable as discussed in Note 2(g). An impairment loss is recorded if the carrying amounts of the Risk Safeguard Fund receivable exceed the expected collections.

The following table sets forth the activities of the Group’s obligations associated with the Risk Safeguard Fund for the year ended December 31, 2018:

For the Year Ended December 31,
2018
(RMB in thousands)
Opening balances	—
Fair value of Risk Safeguard Fund payable at inception of new loans	782,477
Release of Risk Safeguard Fund payable upon the Borrowers’ repayment	(196,332)
Contingent liability	65,137
Payouts during the year	(454,126)
Recoveries during the year	259,120
Ending balances	456,276

Guarantee derivative liabilities

(m)  Guarantee derivative liabilities

For the off-balance sheet loans funded by certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies, the Group is obligated to compensate the commercial banks or consumer finance companies for the principal and interest repayment of the defaulted loans in case of Borrowers’ default, and full interest repayment according to the loan terms in the event that the Borrowers early repay their loans. Therefore, the Group effectively provides guarantees to the commercial banks or consumer finance companies that include credit risk and prepayment risk.

In order to determine the accounting treatment of the guarantees, the Group considered the criteria of scope exception under ASC 815‑10‑15‑58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non‑payment both at inception and throughout its term either through direct legal ownership or through a back‑to‑back arrangement.

As the guarantee provided by the Group does not solely reimburse these commercial banks or consumer finance companies for failure of the Borrowers to satisfy required payment obligations, but also the future interest in the event of early repayment by the Borrowers, the scope exception under ASC 815-10-15-58(a) is not met. Therefore, these contracts are accounted for as a derivative under ASC 815, Derivatives and Hedging, and are recognized on the Consolidated Balance Sheets as either assets or liabilities and recorded at fair value.

Derivative assets and liabilities within the scope of ASC 815 are required to be recorded at fair value at inception and remeasured at fair value on an ongoing basis in accordance with ASC 820, Fair Value Measurement. Therefore, the financial guarantee derivative liabilities will be subsequently marked to market at the end of each reporting period with gains and losses recognized as change in fair value of financial guarantee derivatives. The estimated fair value of the financial guarantee derivative liabilities is determined by the Group based on a discounted cash flow model, with reference to estimates of cumulative default rates, margins on cost of comparable companies and discount rates, using industry standard valuation techniques with the assistance of an independent valuation firm.

Revenue recognition

(n)   Revenue recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective method for all contracts not completed as of the date of adoption.

The Group considered relevant accounting guidance and concluded that arrangements for its on-balance sheet loans are out of scope of ASC 606. Therefore, “Interest and financial services income” and “Other revenue” included in “Financial services income” on the Consolidated Statements of Operations should continue to be accounted for in accordance with ASC 310, Receivables. Other revenue streams for the year ended December 31, 2018 were presented under ASC 606, while comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services, net of value-added tax. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations. For considerations with original payment terms greater than 12 months, the Group determines a significant financing component exists in the arrangements. The discount rate, which reflects the credit risk of the customers, is used in adjusting the consideration at inception for revenue recognition. Interest income resulting from a significant financing component is recorded as “Interest and financial services income” on the Group’s Consolidated Statements of Operations.

The Group recognized a cumulative effect of approximately RMB209.5 million as an increase to the opening balances of retained earnings on January 1, 2018, as a result of the initial application of ASC 606. For the year ended December 31, 2018, the adoption of ASC 606 resulted in an increase in operating revenue of approximately RMB826.1 million as compared with ASC 605, Revenue Recognition, that was in effect in prior periods. The impact primarily resulted from the earlier recognition of revenue under ASC 606 for “Loan facilitation and servicing fees” collectible in monthly installments related to the Group’s off-balance sheet loans. The Group provides the loan facilitation and matching services and post-origination services as multiple deliverable arrangements. Under ASC 605, service fees collectible in monthly installments were considered contingent and, therefore, were not allocable to different deliverables until the contingency was resolved (i.e., upon receipt of the monthly service fees). Under ASC 606, service fees collectible in monthly installments are considered variable consideration which is contingent on a future event occurring. The Group considers the constraint on variable consideration and only recognizes revenue to the extent that it is probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Revenue is recognized when each of the performance obligations is satisfied at a point in time or over time separately using the total estimated consideration allocated to the different performance obligations based on their relative fair value. Revenue from loan facilitation and matching services is recognized upon successful matching of the Borrowers with various funding parties, and revenue from post-origination services is recognized over the terms of the related contracts.

The following table sets forth the cumulative effect of the changes on the Group's Consolidated Balance Sheet as of January 1, 2018 due to the adoption of ASC 606:

	As of	Adjustments due to	As of
	December 31, 2017	the Adoption of ASC 606	January 1, 2018
	(RMB in thousands)
ASSETS
Contract assets and service fees receivable, net	—	294,373	294,373
Deferred tax assets	38,841	(18,540)	20,301

LIABILITIES
Accrued expenses and other current liabilities	1,611,029	11,581	1,622,610
Deferred tax liabilities	—	54,710	54,710

SHAREHOLDERS' (DEFICIT)/EQUITY
(Accumulated deficit)/Retained earnings	(450,551)	209,542	(241,009)

The following table sets forth the cumulative effect of the changes on the Group's Consolidated Balance Sheet as of December 31, 2018 due to the adoption of ASC 606:

	As of	Balances without	Effect of
	December 31, 2018	the Adoption of ASC 606	Change
	(RMB in thousands)
ASSETS
Contract assets and service fees receivable, net	1,238,077	132,079	1,105,998
Deferred tax assets	94,598	102,737	(8,139)

LIABILITIES
Accrued expenses and other current liabilities	2,145,689	2,110,354	35,335
Deferred tax liabilities	187,183	—	187,183

SHAREHOLDERS' EQUITY
Retained earnings	1,591,896	716,555	875,341

The following table sets forth the impact on the Group's Consolidated Statements of Operations for the year ended December 3l, 2018 due to the adoption of ASC 606:

	For the Year Ended December 31, 2018
	As Reported	Amounts without the	Effect of
	under ASC 606	Adoption of ASC 606	Change
	(RMB in thousands)
Operating revenue:
Interest and financial services income	2,742,643	2,732,764	9,879	*
Loan facilitation and servicing fees	2,075,817	1,259,571	816,246
Financial services income	4,996,302	4,170,177	826,125
Total operating revenue	7,596,896	6,770,771	826,125
Operating cost:
Provision for credit losses of contract assets and service fees receivable	(38,254)	—	(38,254)
Total operating cost	(4,584,956)	(4,546,702)	(38,254)
Gross profit	3,011,940	2,224,069	787,871
Income before income tax expense	2,109,528	1,321,657	787,871
Income tax expense	(132,222)	(10,150)	(122,072)
Net income	1,977,306	1,311,507	665,799

* RMB9.9 million of interest and financial services income was recognized resulting from significant financing components of considerations for certain loan facilitation and servicing arrangements.

The Group determined that, for “Online direct sales and services income” on the Consolidated Statements of Operations, the adoption of ASC 606 did not significantly change (i) the timing and pattern of revenue recognition, and (ii) the presentation of revenue as gross versus net.

The Group’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Online direct sales and services

Online direct sales

The Group engages in the online direct sales of electronic products, and to a lesser extent, home appliance products and general merchandise products with installment payment terms mainly through its retail website www.fenqile.com and its APP.

Online direct sales revenues are recognized at point-in-time when control of promised goods or services is transferred to the customers, which generally occurs upon the acceptance of the goods or services by the customers. For arrangements where the Group controls the goods or services before they are transferred to the customers as a principal, as it is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has discretion in establishing prices, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis. The goods or services are generally sold with a right of return, which is accounted for as variable consideration when determining the amount of revenue to recognize. Return allowances are estimated based on historical experiences and insignificant for all of the periods presented.

For these transactions, the Group generates financing receivables due from the Borrowers who place orders. The online direct sales revenues and related financing receivables are accounted for as sales of products or services to the Borrowers with extended payment terms and recorded at present value of the contractual cash flows when the Group’s performance obligations are satisfied.

The financing receivables initially generated from online direct sales may be subsequently funded with the proceeds from on- or off-balance sheet loans as discussed in Note 2(f).

Services and others

The Group offers quarterly or annual membership packages to the subscribing members with access to benefits of sales of products and services on the Group’s Platform and APP that represent a single stand-ready obligation, in exchange for upfront premium membership fees. The receipt of premium membership fees is initially recorded as “Deferred services fees” included in “Accrued expenses and other current liabilities” and membership fees are recognized ratably over the terms of the membership packages as the Group’s performance obligation is satisfied over time.

The Group also operates an online marketplace that enable third-party sellers to sell their products to customers with installment payment terms. The Group charges the third-party sellers a fixed rate commission fee based on the sales amount for the services rendered. Revenues are recognized at point-in-time when the underlying transactions are completed, i.e., upon acceptance of the underlying goods or services by the Borrowers. In accordance with ASC 606-10-55-39, the Group recognizes the commission fees as revenues from the third-party sellers on a net basis, as the Group is acting as an agent and does not have general inventory risk or does not have discretion to establish prices. For these transactions whereby the Group pays to the third-party sellers on behalf of the Borrowers, the Group generates financing receivables due from the Borrowers, which may be subsequently funded with the proceeds from on- or off-balance sheet loans as discussed in Note 2(f).

Financial services

Interest and financial services income

The Group generates interest and financial services income from its financing receivables.

Interest and financial services income is recognized over the terms of financing receivables using the effective interest method. Origination fees collected on the first repayment date, normally one month after the origination of personal installment loans, are recorded as a component of financing receivables, on the Consolidated Balance Sheets. Deferred origination fees are recognized over the terms of personal installment loans. Direct origination costs include costs directly attributable to originating financing receivables, including vendor costs and personnel costs directly related to the time spent by those individuals performing activities related to the origination of financing receivables. Considering the credit risk characteristics of the Borrowers as well as the relatively small amount of each individual financing receivable, the Group determined that direct origination costs incurred for originating individual financing receivables are insignificant and expensed as incurred and recorded in “Processing and servicing cost” in the Consolidated Statements of Operations. Interest and financial services income is not recorded when reasonable doubt exists as to the full, timely collection of interest or principal.

Loan facilitation and servicing fees

With respect to the off-balance sheet loans, the Group does not record financing receivables arising from these loans nor Funding Debts to the funding parties. The Group earns loan facilitation and servicing fees from these arrangements.

Revenues from loan facilitation and matching and post-origination services

The Group provides intermediary services to the Borrowers and funding parties, as the lenders. The intermediary services provided include (i) loan facilitation and matching services, (ii) post-origination services (i.e. account maintenance, collection, and payment processing), and (iii) a financial guarantee. The Group has assessed all these services and concludes that loan facilitation and matching services and post-origination services are distinct and therefore are separate performance obligations. The financial guarantee is within the scope of ASC 815, Derivatives and Hedging or ASC 460, Guarantees, where applicable, and recorded at fair value at inception of the loans. The remaining consideration is allocated to each of the performance obligations based on relative standalone selling price of each of the services being provided to customers. The Group primarily uses the expected cost plus a margin approach to determine the relative standalone selling price as a result of the adoption of ASC 606.

Revenues from loan facilitation and matching services are recognized at point-in-time upon the successful matching of the borrowing requests from the Borrowers with the funding parties, as the lenders. Revenues from post-origination services are recognized ratably over the terms of the underlying loans as this performance obligation is satisfied over time.

Revenues from Investment Program management services

The Group provides ongoing management services to the Individual Investors pursuant to the Investment Programs under the New Model, including (i) initial matching of the investment funds from the Individual Investors and (ii) continuous re-matching of the monthly repayment from the Borrowers with any new borrowing requests to generate investment returns for the Individual Investors over the terms of the Investment Programs.

The customers (i.e. the Individual Investors) simultaneously receive and consume the benefits provided by the Group’s performance throughout the terms of the Investment Programs. The Group concludes that the ongoing management services is a distinct service being provided over the time in accordance with ASC 606, therefore the revenues from Investment Program management services are recognized over the terms of the Investment Programs, using a straight-line method. The Group considers the options to the Individual Investors to renew the contract term of Investment Programs to purchase additional future services with a lower service fee rate, if any, as a material right to customers therefore is a separate performance obligation. The transaction price allocated to such options are deferred to be recognized as revenues when the relevant future services are transferred or when the options expire. The remaining consideration is allocated to each of the performance obligations based on relative standalone selling price of each of the services being provided to customers. The Group determines the relative standalone selling price of such options primarily based on historical data of the discounts that the customers obtain from exercising such options.

Other revenue

Other revenue includes fees collected for prepayment and late payment for on‑balance sheet loans, which is calculated as a certain percentage of interest over the prepaid principal loan amount in case of prepayment or a certain percentage of past due amounts in case of late payment.

Customer incentives

In order to incentivize the individual customers to use the Platform and APP, the Group provides two major types of incentive coupons: cash coupons that have a stated discount amount that reduces the selling price of a future purchase of product and repayment coupons that have a stated discount amount that reduce a future repayment on the installment purchase loans or personal installment loans. Both cash coupons and repayment coupons are given for free at the Group’s discretion, which are not linked to any transactions or previous transactions from the Platform and APP when they are given. In accordance with ASC 606-10-32-27, cash coupons and repayment coupons are accounted for as a reduction of revenue of the Group upon the future purchase or application by the customers. The amount of cash coupons recognized as a reduction of revenue was RMB125.0 million, RMB209.4 million and RMB310.5 million for the years ended December 31, 2016, 2017 and 2018, respectively. The amount of repayment coupons recognized as a reduction of revenue was not material for all the periods presented.

The Group offers a referral code incentive in cash to existing Borrowers for promoting its Platform and APP. Referral code incentives are granted to existing Borrowers for each new Borrower who successfully signs up on the Platform and APP using the existing Borrowers’ referral codes and has been granted a credit line. Referral code incentives, amounting to RMB37.2 million, RMB15.0 million and RMB13.1 million, were recorded as sales and marketing expenses on the Consolidated Statements of Operations for the years ended December 31, 2016, 2017 and 2018, respectively.

Contract balances

The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Generally, the amount of revenue recognized from loan facilitation and matching services and Investment Program management services exceeds the amount billed to customers following the predetermined payment schedules at inception of the loans. The Group does not have an unconditional right to such exceeding amount. Service fees receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration. At each reporting date, the Group assesses whether there is any indicator of impairment to the contract assets and service fees receivable as discussed in Note 2(g). An impairment loss, if any, is recorded as “Provision for credit losses of contract assets and service fees receivable” on the Consolidated Statements of Operations.

Contract liabilities relate to unsatisfied performance obligations at the end of each reporting period and consist of cash payment received in advance from customers in membership services and post-origination services, which is recorded as “Deferred service fees” included in “Accrued expenses and other current liabilities” (Note 10) on the Consolidated Balance Sheets. The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the year was RMB52.6 million for the year ended December 31, 2018.

The following table provides information about the Group’s service fees receivable and contract balances with its customers:

	As of	Upon adoption on
	December 31, 2018	January 1, 2018
	(RMB in thousands)

Service fees receivable	87,439	4,769
Allowance for service fees receivable	(26,442)	(2,288)
Service fees receivable, net	60,997	2,481
Contract assets	1,181,818	292,501
Allowance for contract assets	(4,738)	(609)
Contract assets, net	1,177,080	291,892

Contract liabilities	92,056	55,771

Remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the Group expects to recognize these amounts in revenue. Additionally, as a practical expedient, the Group does not include contracts that have an original duration of one year or less.

As of December 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was RMB601.6 million. Given the profile of contract terms, substantially all of the remaining performance obligation is expected to be recognized as revenue over the next three years.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The remaining performance obligation has not been disclosed when the performance obligation is part of a contract that has an original duration of one year or less.

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Sales and marketing expenses” on the Consolidated Statements of Operations.

Disaggregation of revenues within the scope of ASC 606

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

For the Year Ended
December 31,
2018
(RMB in thousands)
Online direct sales and services income:
Online direct sales	2,396,680
Services and others	203,914
Total	2,600,594

Loan facilitation and servicing fees:
Loan facilitation and matching service fees	1,679,932
Post-origination service fees	304,554
Investment Program management service fees	91,331
Total	2,075,817

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

For the Year Ended
December 31,
2018
(RMB in thousands)

Revenues recognized at point-in-time	4,156,460
Revenues recognized over time	519,951
Total	4,676,411

Cash and cash equivalents

(o)   Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less. As of December 31, 2017 and 2018, the Group did not have any cash equivalents.

Restricted cash

(p)   Restricted cash

Restricted cash mainly represents: (i) cash received from the Borrowers but not yet been repaid to the funding parties or received from the funding parties but not yet been remitted to the Borrowers which is not available to fund the general liquidity needs of the Group; (ii) security deposits set aside for partnering commercial banks or certain Institutional Funding Partners in case of Borrowers’ defaults; and (iii) cash set aside under the QAP or RSS through third-party custody bank accounts.

In November 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash. Therefore, amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Group adopted the amendments on January 1, 2018 on a basis of using a retrospective transition method to each period presented. The changes in restricted cash on the Consolidated Statements of Cash Flows of RMB146.5 million, RMB435.9 million and RMB740.0 million for the years ended December 31, 2016, 2017 and 2018, respectively, were no longer presented within investing activities and were retrospectively included in the changes of cash and cash equivalents and restricted cash as required.

Restricted time deposits

(q)   Restricted time deposits

Time deposits securing the Group’s short‑term and long‑term borrowings from financial institutions are treated as restricted time deposits on the Consolidated Balance Sheets. Short‑term and long‑term borrowings are designated to support the Group’s general operation and could not be used to fund the Group’s financing receivables.

Inventories, net

(r)    Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the first‑in first‑out method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow‑moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write-downs are recorded in cost of revenues in the Consolidated Statements of Operations. As of December 31, 2017 and 2018, all inventory balances were products available for sale.

The Group also provides fulfillment‑related services in connection with the Group’s online marketplace. Third‑party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Long-term investments

(s)    Long‑term investments

The Group’s long-term investments consist of equity investments in privately held companies and a debt investment in forms of a loan for which the Group has the intent and ability to hold to maturity or payoff.

Prior to adopting ASU No. 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018, for those equity investments over which the Group does not have significant influence and without readily determinable fair value, the Group carried the investment at cost and only adjusted for other-than-temporary declines in fair value and for distributions of earnings that exceed the Group’s share of earnings.

On January 1, 2018, the Group adopted ASU No. 2016-01 and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known. The Group also makes a qualitative assessment of whether these investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss equal to the difference between the carrying value and fair value on its Consolidated Statements of Operations.

The loan held for long-term investment is carried at outstanding principal adjusted for any write-offs, and allowance for loan losses, any deferred fees or cost, and any unamortized premiums or discounts on the Consolidated Balance Sheets. The Group records the interest income associated with the debt investment using effective interest rate method on the Consolidated Statements of Operations. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable.

Property, equipment and software, net

(t)    Property, equipment and software, net

Property, equipment and software, net are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation and amortization is computed using the straight‑line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computers and equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 - 10 years

Impairment of long-lived assets

(u)   Impairment of long‑lived assets

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long‑lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Fair value measurements

(v)    Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value measurements on a recurring basis

The carrying amount of cash and cash equivalents, restricted cash, amounts due from related parties, accounts payable, and amounts due to related parties approximates fair value because of their short-term nature. Financing receivables are measured at amortized cost. Funding Debts and accrued interest payable are carried at amortized cost. The carrying amount of the financing receivables, Funding Debts, accrued interest receivable, and accrued interest payable approximates their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

For the off-balance sheet loans funded by certain third-party commercial banks or consumer finance companies, the Group accounts for financial guarantee provided to the commercial banks or consumer finance companies at fair value (Note 7). The Group uses significant unobservable inputs to measure the fair value of these guarantee liabilities (Level 3). The Group considers unobservable inputs to be significant, if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

Fair value measurements on a non-recurring basis

The Group measures certain financial assets, including the equity investments under the cost method prior to the adoption of ASU No. 2016-01, at fair value on a non-recurring basis only if an impairment charge were to be recognized. Starting on January 1, 2018, the Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price change in an orderly transaction for identical or similar investments of the same issuer. The Group’s non-financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

Cost of sales

(w)   Cost of sales

Cost of sales consists of purchase price of the products, shipping charges and handling costs, as well as write-downs of inventory. Shipping charges to receive products from suppliers are included in the inventories, and recognized as cost of sales upon sale of the products to customers. For each of the periods presented, write-downs of inventory were insignificant.

Funding cost

(x)   Funding cost

Funding cost consists of interest expense the Group pays to Individual Investors on Juzi Licai, and other funding partners, including certain Institutional Funding Partners and third-party investors of the consolidated Trusts and the asset backed securitized debts, to fund its on-balance sheet loans, certain fees and amortization of deferred debt issuance costs incurred in connection with obtaining these debts, such as origination fees and legal fees.

Processing and servicing cost

(y)   Processing and servicing cost

Processing and servicing cost consists primarily of vendor costs related to credit assessment, customer and system support, payment processing services and collection services associated with originating, facilitating and servicing the loans.

Sales and marketing expenses

(z)    Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising costs and payroll and related expenses for personnel engaged in marketing and business development activities. Advertising costs, which consist primarily costs of online advertising and offline outdoor promotion activities, are expensed as incurred and are included within sales and marketing expenses on the Consolidated Statements of Operations. For the years ended December 31, 2016, 2017 and 2018, advertising costs totaled RMB104.9 million, RMB98.5 million and RMB199.5 million, respectively.

Research and development expenses

(aa) Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative expenses

(bb) General and administrative expenses

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including finance, legal and human resources; costs associated with use of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Operating leases

(cc)  Operating leases

The Group leases office space under operating lease agreements with initial lease term up to five years. Rental expense is recognized from the date of initial possession of the leased property on a straight‑line basis over the term of the lease and charged to earnings. Certain lease agreements contain rent holidays, which are recognized on a straight‑line basis over the lease term. Lease renewal periods are considered on a lease‑by‑lease basis and are generally not included in the initial lease terms.

Share-based compensation

(dd) Share‑based compensation

Share-based awards granted to the Group’s employees, directors and non-employee directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards in accordance with ASC 718, Compensation-Stock Compensation. Share-based compensation, net of estimated forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

The modification of the terms or conditions of the existing shared-based award is treated as an exchange of the original award for a new award. The incremental compensation expenses are equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For stock options already vested as of the modification date, the Group immediately recognized the incremental value as compensation expenses. For stock options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these stock options.

Share-based awards granted to non-employees are accounted for in accordance with ASC 505-50, Equity-Based Payments to Non-Employee. All transactions in which services are received in exchange for share-based awards are accounted for based on the fair value of the consideration received or the fair value of the awards issued, whichever is more reliably measurable. Share-based compensation is measured at fair value at the earlier of the commitment date or the date the services are completed. The Group remeasures the awards using the then-current fair value at each reporting date until the measurement date, generally when the services are completed and awards are vested, and attributes the changes in those fair values over the service period by straight-line method.

Stock options and restricted share units granted generally vest over four years.

Prior to completion of the IPO, the exercise price of each granted stock option was US$0.0001, the Company used intrinsic value (approximately the fair value of each of the Company's ordinary share) on the grant date to estimate the fair value of the stock options granted. After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date. Therefore, the Company utilizes the binomial option pricing model to estimate the fair value of stock options granted after the IPO, with the assistance of an independent valuation firm. The fair value of each granted restricted share unit is determined by the closing price of the Company’s ordinary share on the grant date.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate forfeitures of share-based awards and records share‑based compensation expenses only for those awards that are expected to vest. See Note 19 for further discussion on share‑based compensation.

Fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares

(ee) Fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares

Shares of the Company, which did not have quoted market prices before the IPO, were valued based on the income approach. The income approach involves applying the discounted cash flow analysis based on projected cash flows using the Group’s best estimate as of the valuation dates. Estimating future cash flows requires the Group to analyze projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. In determining an appropriate discount rate, the Group considered the cost of equity and the rate of return expected by venture capitalists. The Group also applied a discount for lack of marketability given that the shares underlying the award were not publicly traded at the time of grant. Determination of estimated fair value of the Group requires complex and subjective judgments due to its limited financial and operating history, unique business risks and limited public information on companies in China similar to the Group.

Option-pricing method was used to allocate enterprise value to Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares. The method treats Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares as call options on the enterprise’s value, with exercise prices based on the liquidation preference of Pre-IPO Preferred Shares. The strike prices of the “options” based on the characteristics of the Group’s capital structure, including number of shares of each class of ordinary shares, seniority levels, liquidation preferences, and conversion values for Pre-IPO Preferred Shares. The option-pricing method also involves making estimates of the anticipated timing of a potential liquidity event, such as a sale of the Group or an IPO, and estimates of the volatility of the Group’s equity securities. The anticipated timing is based on the plans of board of directors and management of the Group. Estimating the volatility of the share price of a privately held company is complex because there is no readily available market for the shares. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies.

Taxation

(ff)  Taxation

Income tax

Current income tax is provided for in accordance with the laws of the relevant tax jurisdictions.

Deferred income tax is provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more‑likely‑than‑not to be realized. In making such a determination, the Group considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

To assess uncertain tax positions, the Group applies a more‑likely‑than‑not threshold and a two‑step approach for the tax position measurement and financial statement recognition. Under the two‑step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more‑likely‑than‑not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group classifies interest and penalties related to income tax matters, if any, in income tax expense.

(Loss)/income per share

(gg) (Loss)/income per share

Basic (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders, considering the accretion to redemption value of Pre-IPO Preferred Shares, allocation of net income attributable to Pre-IPO Preferred Shares and deemed dividend to a preferred shareholder, by the weighted average number of ordinary shares outstanding during the period using the two-class method. The two-class method was used to calculate the basic net (loss)/income per ordinary share for periods prior to the completion of the IPO, since the Pre-IPO Preferred Shares were entitled to participation with Pre-IPO Class A Ordinary Shares in the Company’s undistributed net income and therefore were deemed to be participating securities. After the IPO, net (loss)/income per ordinary share are computed on Class A Ordinary Shares and Class B Ordinary Shares together, because both classes have the same dividend rights in the Company’s undistributed net income. Under the two-class method, net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss.

Diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the Pre-IPO Preferred Shares and convertible loans, for periods prior to the completion of the IPO, using the if-converted method, and ordinary shares issuable upon the exercise of outstanding stock options and vesting of restricted share units, using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted (loss)/income per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

(hh) Segment reporting

The Group engages primarily in online direct sales services and online consumer finance services for its customers in the PRC. The Group does not distinguish between markets or segments for the purpose of internal reports. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. As most of the Group’s long‑lived assets are all located in the PRC and all the Group’s revenues are derived from the PRC, no geographical segments are presented.

Statutory reserves

(ii)  Statutory reserves

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises (“FIEs”) established in the PRC, the Group’s subsidiaries registered as wholly foreign‑owned enterprises (“WFOEs”) have to make appropriations from its annual after‑tax profits as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after‑tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their annual after‑tax profits as determined under PRC GAAP to non‑distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after‑tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the respective company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves is allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2016, 2017 and 2018, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB1.9 million, RMB53.9 million and RMB144.4 million respectively. No appropriation to other reserve funds was made for any of the periods presented.

Significant risks and uncertainties

(jj)   Significant risks and uncertainties

Foreign currency risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to such government controls amounted to RMB1,073.4million and RMB2,818.6 million as of December 31, 2017 and 2018, respectively. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Concentration of credit risk

Credit risk is one of the most significant risks for the Group’s installment purchase loans and personal installment loans businesses. The Group records provision for credit losses based on its estimated probable losses against its financing receivables. Apart from the financing receivables, financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the financial statement line items of cash and cash equivalents, restricted cash, restricted time deposits, accrued interest receivable, prepaid expenses and other current assets, risk safeguard fund receivable, service fees receivable and contract assets. The Group holds its cash and cash equivalents, restricted cash and restricted time deposits at reputable financial institutions in the PRC and at international financial institutions with high ratings from internationally recognized rating agencies. As of December 31, 2018, almost 100% of the Group’s cash and cash equivalents, restricted cash and restricted time deposits were held in the financial institutions in the PRC and the remaining cash and cash equivalents, restricted cash and restricted time deposits were held in one financial institution outside the PRC. Financing receivables, accrued interest receivable, service fees receivable and contract assets are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to these receivables and contract assets are mitigated by credit evaluations the Group performs on its Borrowers and the Group’s ongoing monitoring process of outstanding balances.

Concentration of customers, suppliers, and funding parties

There was no revenue from customers which individually represented greater than 10% of the total operating revenue for any year of the three-years period ended December 31, 2018. There was no financing receivables due from customers of the Group that individually accounted for greater than 10% of the Group’s carrying amount of financing receivables as of December 31, 2017 and 2018, respectively.

There were three,  two,  two inventory suppliers accounted for more than 10% of the Group’s total purchases for the years ended December 31, 2016,2017 and 2018, respectively. There was no supplier accounted for more than 10% of the Group’s accounts payable as of December 31, 2017. Only one supplier accounted for more than 10% of the Group's accounts payable as of December 31, 2018 as follows:

	As of December 31,
	2017	2018
Inventory supplier A	*	10.2%

*Less than 10%.

There was no funding parties, including Individual Investor or Institutional Funding Partner, that accounted for more than 10% of the Group’s total funding cost for the years ended December 31, 2016, 2017 and 2018, respectively. There was no Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group’s Funding Debts as of December 31, 2017. Only one Institutional Funding Partner accounted for more than 10% of the Group's Funding Debts as of December 31, 2018 as follows:

	As of December 31,
	2017	2018
Institutional Funding Partner A	*	16.6%

*Less than 10%.

Recent accounting pronouncements

(kk)  Recent accounting pronouncements

The Group previously qualified as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group was not required to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. In 2018, the Group elected to “opt out” of such exemption afforded to an EGC and, as a result, the Group has adopted all applicable accounting standards which have been effective for public companies for the year beginning on January 1, 2018, for the preparation of the financial information for the year ended December 31, 2018. The adoption of these new accounting standards has a significant impact on the Group’s consolidated financial statements as discussed in the notes of relevant accounting policies. For the year ended December 31, 2018, the total operating revenue of the Group exceeded US$1.07 billion. Therefore, the Group no longer qualified as an EGC as of December 31, 2018, pursuant to the JOBS Act.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. ASU No. 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Group adopted ASU 2016-02 No. on January 1, 2019 using the modified retrospective method. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Group’s Consolidated Balance Sheets for certain in-scope operating leases. The Group does not expect any material impact on net assets and the Consolidated Statements of Operations as a result of adopting the new standard.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective for the Group on January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which the Group is required to recognize an allowance based on its estimate of expected credit losses. The Group is in the process of implementing changes to its systems and processes in conjunction with the review of existing model and methodology of credit losses. The Group is currently evaluating the impact, and expects this ASU will have a material impact on the consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718):  Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The Group adopted this new standard effective on January 1, 2019. The adoption of ASU No. 2018-07 did not have a material impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.